Discontinued operations (Details) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Summary income statement and comprehensive income, discontinued operations [line items]
Revenue			£ 1,887		£ 1,903
Operating costs			(993)		(1,043)
Operating Profit, Discontinued Operations			894		860
Finance costs			(152)		(157)
Profit before tax from discontinued operations			742		703
Tax from discontinued operations			(79)		(11)
Profit after tax from discontinued operations			663		692
Gain on disposal of UK Gas Distribution			5,009		0
Tax on gain on disposal of UK Gas Distribution			312		0
Gain on disposal of UK Gas Distribution after tax			5,321		0
Total profit after tax from discontinued operations		£ (41)	5,984	[1]	692	[2]
Remeasurement gains of pension assets and post-retirement benefit obligations		1,313	423		410
Tax on items that will never be reclassified to profit or loss		(530)	(277)		(95)
Total items from continuing operations that will never be reclassified to profit or loss		925	146		315
Net gains in respect of cash flow hedges		19	70		88
Transferred to profit or loss in respect of cash flow hedges		(3)	(6)		26
Tax on items that may be reclassified subsequently to profit or loss	[3]	33	(34)		(39)
Total items from discontinued operations that may be reclassified subsequently to profit or loss		(554)	432		187
Other comprehensive income for the year, net of tax		371	620		573
Total comprehensive income for the year		£ 3,922	8,414		3,167
Discontinued operations
Summary income statement and comprehensive income, discontinued operations [line items]
Remeasurement gains of pension assets and post-retirement benefit obligations			(75)		129
Tax on items that will never be reclassified to profit or loss			13		(30)
Total items from continuing operations that will never be reclassified to profit or loss			(62)		99
Net gains in respect of cash flow hedges			(106)		(38)
Transferred to profit or loss in respect of cash flow hedges			233		3
Tax on items that may be reclassified subsequently to profit or loss			(23)		7
Total items from discontinued operations that may be reclassified subsequently to profit or loss			104		(28)
Other comprehensive income for the year, net of tax			42		71
Total comprehensive income for the year			£ 6,026		763
UK Gas Distribution
Summary income statement and comprehensive income, discontinued operations [line items]
Sale preparation costs					£ 22

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[3]	The share of other comprehensive income of associates relates to items of other comprehensive income of Cadent (investment through Quadgas HoldCo Limited), comprising £142 million (2017: £nil; 2016: £nil) remeasurement gains on pension assets and post-retirement benefit obligations and a £5 million (2017: £nil; 2016: £nil) net gain in respect of cash flow hedges. Both items are shown net of tax.